Trust Expenses (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Legal fees, per year, maximum	$ 100,000